Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of revenue by international markets
	December 31, 2022
Top Five International Markets:	Sales Amount (In USD)	As % of Sales
China	$18,033,220	67.02%
Poland	1,607,394	5.97%
Germany	1,217,732	4.53%
Canada	971,909	3.61%
U.K.	879,733	3.27%

	December 31, 2021
Top Five International Markets:	Sales Amount (In USD)	As % of Sales
China	$10,638,503	57.11%
France	1,202,988	6.46%
Poland	1,129,165	6.06%
Mexico	1,071,869	5.75%
U.K.	790,326	4.24%

	December 31, 2020
Top Five International Markets:	Sales Amount (In USD)	As % of Sales
China	$9,558,270	67.68%
France	886,074	6.27%
Poland	555,097	3.93%
Germany	465,042	3.29%
Mexico	309,180	2.19%